Income Taxes, Components of Deferred Tax Account Balances (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets [Abstract]
Receivables due from related parties	$ 2,600,000
Right of Use Assets	2,508,000
Intangible assets	1,779,000
Provisions	1,481,000
Prepaid expenses and other assets	1,058,000
Other	480,000
Total deferred tax assets	9,906,000
Valuation allowances	(2,242,000)
Deferred tax assets, net of valuation allowances	7,664,000
Offsetting	(5,824,000)
Deferred tax assets, net of valuation allowances per balance sheet	1,839,503	$ 0
Deferred Tax Liabilities [Abstract]
Equity instrument investments	5,757,000
Intangible assets	5,278,000
Lease liabilities	2,508,000
Other	377,000
Total deferred tax liabilities	13,920,000
Offsetting	(5,824,000)
Deferred tax liabilities per balance sheet	8,096,383	$ 0
Net deferred tax liabilities	$ 6,256,000